COMPREHENSIVE INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 133,749	$ 101,832	$ 88,136
Other comprehensive income (loss), net of tax:
Net change related to derivatives	8	(5)	24
Net change related to investments	215	1,574	957
Translation adjustments and other	(160)	674	(228)
Other comprehensive income	63	2,243	753
Comprehensive income	$ 133,812	$ 104,075	$ 88,889